Commitments and Contingencies - Schedule of Unfunded Commitments (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Supply Commitment [Line Items]
Unfunded commitments, Total	$ 130,371	$ 134,627	$ 108,599
Commercial and Standby Letters of Credit
Supply Commitment [Line Items]
Unfunded commitments, Total	85	91	1,156
Unfunded Loan Commitments
Supply Commitment [Line Items]
Unfunded commitments, Total	$ 130,286	$ 134,536	$ 107,443